DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Schedule of Impact of IFRS 16 on 2019 Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Property, plant and equipment (right-of-use assets)	$ 3,187	$ 4,792
Liabilities:
Net impact on equity	50,306	$ 69,378
Expected effect of adoption of IFRS 16 on subsequent year balances [Member]
Assets:
Property, plant and equipment (right-of-use assets)	3,228
Liabilities:
Lease liabilities	3,228
Net impact on equity